SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Contract liabilities	$ 1,028,318	$ 556,418
Contract liabilities, Revenue recognized	$ 531,140	$ 2,467,296